UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:                   Schedule of Investments

Credit Suisse Strategic Allocation Fund - Aggressive

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value
INVESTMENT COMPANIES* (100.5%)
Alternatives (8.2%)
Credit Suisse Commodity Return Strategy Fund	14,463	$169,504

Equities (89.2%)
Credit Suisse Emerging Markets Fund	3,764	61,020
Credit Suisse Institutional Fund - Capital Appreciation Portfolio	42,628	408,376
Credit Suisse Institutional Fund - International Focus Portfolio	37,258	480,634
Credit Suisse Institutional Fund - Large Cap Value Portfolio	399,858	467,834
Credit Suisse Mid-Cap Growth Fund	9,062	291,423
Credit Suisse Small Cap Growth Fund	2,702	51,075
Credit Suisse Small Cap Value Fund	2,942	67,169
		1,827,531
Fixed Income (3.1%)
Credit Suisse High Income Fund	8,220	62,962
TOTAL INVESTMENT COMPANIES (Cost $2,007,587)		2,059,997

TOTAL INVESTMENTS AT VALUE (100.5%) (Cost $2,007,587)		2,059,997

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(10,527)

NET ASSETS (100.0%)		$2,049,470

*      Affiliated Investments.

Security Valuation — The Fund invests in a combination of certain Credit Suisse mutual funds (the “Underlying Funds”).  Investments in the Underlying Funds are valued as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund values the shares of the Underlying Funds at their published net asset value (“NAV”).  Short–term debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $2,007,587, $74,256, $(21,846) and $52,410, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Strategic Allocation Fund - Moderate

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value
INVESTMENT COMPANIES* (100.4%)
Alternatives (6.7%)
Credit Suisse Commodity Return Strategy Fund	9,480	$111,105
Equities (71.5%)
Credit Suisse Emerging Markets Fund	2,215	35,901
Credit Suisse Institutional Fund - Capital Appreciation Portfolio	31,102	297,960
Credit Suisse Institutional Fund - International Focus Portfolio	26,600	343,143
Credit Suisse Institutional Fund - Large Cap Value Portfolio	295,021	345,174
Credit Suisse Mid-Cap Growth Fund	2,143	68,907
Credit Suisse Small Cap Growth Fund	178	3,357
Credit Suisse Small Cap Value Fund	4,389	100,190
		1,194,632
Fixed Income (22.2%)
Credit Suisse Global Fixed Income Fund	19,204	186,855
Credit Suisse High Income Fund	12,722	97,453
Credit Suisse Institutional Fixed Income Fund	6,199	86,411
		370,719
TOTAL INVESTMENT COMPANIES (Cost $1,652,532)		1,676,456

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $1,652,532)		1,676,456

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(6,629)

NET ASSETS (100.0%)		$1,669,827

*      Affiliated Investments.

Security Valuation — The Fund invests in a combination of certain Credit Suisse mutual funds (the “Underlying Funds”).  Investments in the Underlying Funds are valued as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund values the shares of the Underlying Funds at their published net asset value (“NAV”).  Short-term debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $1,652,532, $40,616, $(16,692) and $23,924, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Strategic Allocation Fund - Conservative

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value
INVESTMENT COMPANIES* (100.5%)
Alternatives (2.8%)
Credit Suisse Commodity Return Strategy Fund	2,649	$31,051
Equities (35.5%)
Credit Suisse Institutional Fund - Capital Appreciation Portfolio	8,177	78,332
Credit Suisse Institutional Fund - Large Cap Value Portfolio	181,425	212,267
Credit Suisse Mid-Cap Growth Fund	1,877	60,353
Credit Suisse Small Cap Growth Fund	72	1,361
Credit Suisse Small Cap Value Fund	1,930	44,067
		396,380
Fixed Income (60.1%)
Credit Suisse Global Fixed Income Fund	33,233	323,358
Credit Suisse High Income Fund	4,486	34,361
Credit Suisse Institutional Fixed Income Fund	22,450	312,953
		670,672
Money Market (2.1%)
Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio	22,975	22,975
TOTAL INVESTMENT COMPANIES (Cost $1,115,358)		1,121,078

TOTAL INVESTMENTS AT VALUE (100.5%) (Cost $1,115,358)		1,121,078

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(5,509)

NET ASSETS (100.0%)		$1,115,569

*      Affiliated Investments.

Security Valuation —The Fund invests in a combination of certain Credit Suisse mutual funds (the “Underlying Funds”). Investments in the Underlying Funds are valued as of the close of trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund values the shares of the Underlying Funds at their published net asset value (“NAV”). Short-term debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $1,115,358, $16,455, $(10,735) and $5,720, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse High Income Fund

Schedule of Investments

July 31, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (86.8%)
Aerospace & Defense (1.9%)
$175	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$175,438
300	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	291,750
400	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	395,000
625	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	589,062
275	Sequa Corp., Senior Notes	(BB-, B1)	08/01/09	9.000	290,813
425	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B-, B3)	07/15/14	7.750	426,062
					2,168,125

Agriculture (0.4%)
500	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, B3)	11/01/10	10.500	522,500

Airlines (0.1%)
100	American Airlines, Inc., Series 01-2, Pass Thru Certificates	(B, B1)	10/01/06	7.800	100,188

Apparel (0.8%)
300	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B-, B3)	01/15/15	9.750	309,000
250	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B-, B3)	12/15/12	12.250	281,250
400	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.63)	(BB, B1)	02/15/11	7.250	399,000
					989,250

Auto Loans (4.1%)
425	Ford Motor Credit Co., Global Notes	(B+, Ba3)	10/01/13	7.000	373,792
2,200	Ford Motor Credit Co., Notes	(B+, Ba3)	06/16/08	6.625	2,120,186
1,700	General Motors Acceptance Corp., Global Notes§	(BB, Ba1)	05/15/09	5.625	1,626,340
675	General Motors Acceptance Corp., Global Notes§	(BB, Ba1)	12/01/14	6.750	636,376
					4,756,694

Automobile Parts & Equipment (2.0%)
350	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B3)	12/01/11	9.000	353,500
260	ArvinMeritor, Inc., Notes§	(BB-, Ba3)	03/01/12	8.750	252,850
320	Cooper-Standard Automotive, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.19)§	(B-, Caa1)	12/15/14	8.375	241,600
600	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B-, B3)	07/01/15	9.000	580,500
275	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+, Caa1)	04/01/13	11.000	273,625
300	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa2)	08/15/14	10.000	289,500
95	TRW Automotive, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.50)§	(BB-, B1)	02/15/13	11.000	104,262
325	Visteon Corp., Global Senior Notes§	(B-, B3)	08/01/10	8.250	300,625
					2,396,462

Automotive (0.6%)
375	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	309,375
450	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	384,750
					694,125

Brokerage (0.4%)
400	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B+, Ba2)	12/01/15	7.875	415,000

Building & Construction (1.5%)
275	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B-, B3)	10/01/15	9.500	243,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction
$275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/07 @ $104.19)	(BB, Ba1)	04/15/12	8.375	$270,875
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB, Ba1)	01/15/16	6.250	301,000
300	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	265,296
200	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡	(B+, Ba3)	04/01/11	8.250	184,500
250	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.56)§	(B+, Ba3)	05/01/12	9.125	226,250
275	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B, B2)	02/15/14	7.500	217,250
50	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B, B2)	12/15/12	7.625	39,938
					1,748,484

Building Materials (1.1%)
275	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B-, B3)	10/01/12	9.875	261,250
150	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	139,875
275	Norcraft Companies LP, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B3)	11/01/11	9.000	281,875
325	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, Caa1)	09/01/14	8.500	305,500
375	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(B-, B3)	02/15/12	9.000	330,000
					1,318,500

Chemicals (3.6%)
538	Crystal US Holdings, Global Senior Discount Notes (Callable 10/01/09 @ $105.25)+	(B, Caa2)	10/01/14	0.000	422,330
198	Huntsman LLC, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.75)#	(B, B2)	07/15/12	11.500	221,760
500	IMC Global, Inc., Global Senior Notes (Callable 08/01/08 @ $105.44)	(BB, Ba3)	08/01/13	10.875	555,000
250	IMC Global, Inc., Series B, Global Company Guaranteed Notes (Callable 06/01/07 @ $103.75)	(BB, Ba3)	06/01/11	11.250	265,938
500	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, Caa1)	11/15/14	0.000	368,750
975	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB-, B1)	06/01/13	10.500	1,074,937
350	Nalco Co., Global Senior Notes (Callable 11/15/07 @ $103.88)	(B-, B2)	11/15/11	7.750	353,500
150	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, Caa2)	02/01/14	0.000	115,500
450	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)§	(B+, B3)	05/15/10	10.625	486,000
25	PolyOne Corp., Senior Notes	(B+, B3)	05/01/12	8.875	25,094
307	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B-, B2)	06/01/10	11.500	333,095
					4,221,904

Consumer Products (1.7%)
400	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, Caa1)	10/01/12	0.000	316,000
350	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)§	(CCC+, Caa1)	05/01/14	8.750	313,250
375	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88)§	(B-, B3)	05/01/12	9.750	391,875
350	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)§	(CCC+, Caa1)	06/01/11	9.375	367,062
400	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	396,000
275	True Temper Sports, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $104.19)	(CCC+, Caa1)	09/15/11	8.375	250,938
					2,035,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods (1.7%)
$500	Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12)‡	(B, B3)	10/15/11	10.250	$540,000
250	Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44)	(B, B2)	08/01/12	8.875	253,750
300	RBS Global & Rexnord Corp., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.75)‡	(CCC+, B3)	08/01/14	9.500	301,500
350	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, Caa1)	12/15/13	8.625	343,000
550	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+, Caa1)	06/15/12	9.875	510,125
					1,948,375

Electric - Generation (3.3%)
500	AES Corp., Rule 144A, Senior Secured Notes (Callable 05/15/08 @ $104.50)‡	(BB-, Ba3)	05/15/15	9.000	540,000
60	AES Corp., Senior Notes§	(B, B1)	06/01/09	9.500	63,600
375	AES Corp., Senior Notes	(B, B1)	03/01/14	7.750	380,625
400	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)#Ø	(D, NR)	04/01/10	11.096	418,000
300	Dynegy Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(B-, B2)	05/01/16	8.375	296,250
125	Dynegy Holdings, Inc., Senior Notes‡	(B-, B2)	04/01/11	6.875	120,000
775	Edison Mission Energy, Senior Notes	(B+, B1)	06/15/09	7.730	790,500
63	Midwest Generation LLC, Series B, Global Pass Through Certificates	(B+, B1)	01/02/16	8.560	65,858
375	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B-, B1)	02/01/14	7.250	367,969
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B-, B1)	02/01/16	7.375	171,500
600	Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B, B2)	07/15/13	9.500	618,000
					3,832,302

Electric - Integrated (1.2%)
275	Allegheny Energy Supply Company LLC, Global Notes	(BB-, Ba3)	03/15/11	7.800	289,438
350	CMS Energy Corp., Global Senior Notes	(B+, B1)	08/01/10	7.750	360,062
475	Mirant North America LLC, Rule 144A, Senior Notes (Callable 12/31/09 @ $103.69)‡	(B-, B1)	12/31/13	7.375	458,969
225	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)§	(B-, B1)	03/15/14	8.625	239,391
					1,347,860

Electronics (1.5%)
650	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(CCC+, Caa1)	05/15/13	7.750	576,875
25	Amkor Technology, Inc., Senior Unsecured Notes (Callable 06/01/11 @ $104.63)	(CCC+, Caa1)	06/01/16	9.250	23,125
275	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)	(B-, B2)	02/15/12	10.250	289,094
400	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00)§	(B-, B2)	12/15/14	8.000	267,000
300	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B, B1)	03/01/16	8.125	294,000
350	Spansion LLC, Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63)‡	(B, Caa1)	01/15/16	11.250	359,625
					1,809,719

Energy - Exploration & Production (2.5%)
1,125	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba2)	01/15/16	6.875	1,091,250
325	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.88)	(B+, B1)	06/01/13	7.750	331,906
450	Forest Oil Corp., Global Senior Notes	(BB-, Ba3)	12/15/11	8.000	464,625
250	Houston Exploration Company, Global Senior Subordinated Notes (Callable 06/15/08 @ $103.50)	(B, B2)	06/15/13	7.000	246,250
300	Plains Exploration & Production Company LP, Global Senior Subordinated Notes (Callable 07/01/07 @ $104.38)§	(B+, Ba3)	07/01/12	8.750	315,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$200	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B, B2)	03/15/15	6.375	$190,500
275	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	276,375
					2,916,281

Environmental (1.0%)
950	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, Caa1)	04/15/14	7.375	909,625
250	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)§	(CCC, Caa2)	04/15/14	9.500	256,250
					1,165,875

Food & Drug Retailers (1.2%)
300	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+, Ba1)	04/15/11	8.125	320,679
275	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/06 @ $104.44)	(B, B3)	12/01/11	8.875	288,750
325	Rite Aid Corp., Global Secured Notes (Callable 05/01/07 @ $104.06)	(B+, B2)	05/01/10	8.125	331,906
500	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(BB-, B1)	06/15/12	8.125	498,750
					1,440,085

Food - Wholesale (1.2%)
188	Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/06 @ $100.00)	(B-, B3)	11/01/08	11.875	192,465
400	Eagle Family Foods, Inc., Series B, Company Guaranteed Notes (Callable 09/07/06 @ $100.00)	(CCC, Caa2)	01/15/08	8.750	318,000
250	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B-, B3)	08/01/11	10.500	260,625
275	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(B-, B3)	12/01/13	8.250	270,875
350	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/06 @ $106.25)§	(B, Caa1)	01/01/10	12.500	360,500
					1,402,465

Forestry & Paper (2.0%)
325	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	288,437
100	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/07 @ $107.31)	(B, B2)	03/15/10	9.750	98,000
275	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	264,688
275	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ 104.75)§	(B-, B3)	08/15/13	9.500	276,375
350	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/12	10.000	364,875
590	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19)	(CCC+, B2)	07/01/12	8.375	564,187
129	Stone Container Corp., Global Senior Notes (Callable 02/01/07 @ $103.25)	(CCC+, B2)	02/01/11	9.750	132,548
300	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+, B1)	08/01/14	9.125	301,500
					2,290,610

Gaming (4.4%)
525	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡§	(CCC+, B3)	08/01/13	8.000	505,312
675	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, B1)	11/15/19	7.250	659,812
75	Circus & Eldorado, Global First Mortgage Notes (Callable 03/01/07 @ $105.06)§	(B, B2)	03/01/12	10.125	79,688
200	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B, B3)	06/01/13	8.875	215,500
250	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)§	(B-, B3)	06/01/12	8.125	255,000
375	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B, B3)	11/15/10	12.000	394,219
275	Jacobs Entertainment, Inc., Rule 144A, Senior Notes (Callable 06/15/10 @ $104.88)‡	(B-, B3)	06/15/14	9.750	275,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming
$225	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(BB-, B2)	10/15/10	9.500	$234,000
100	Majestic Star Casino LLC, Rule 144A, Secured Notes (Callable 10/15/08 @ $104.88)‡	(B-, B3)	01/15/11	9.750	99,000
150	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	09/15/10	8.500	157,313
400	MGM Mirage, Inc., Company Guaranteed Notes	(B+, Ba3)	02/01/11	8.375	413,000
375	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	10/01/09	6.000	366,562
50	MGM Mirage, Inc., Global Senior Notes	(BB, Ba2)	09/01/12	6.750	48,625
200	MGM Mirage, Inc., Rule 144A, Senior Notes‡	(BB, Ba2)	04/01/13	6.750	193,000
350	MTR Gaming Group, Inc., Series B, Global Company Guaranteed Notes (Callable 04/01/07 @ $104.88)	(B+, B2)	04/01/10	9.750	368,812
125	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B-, Caa1)	06/01/15	8.500	120,625
345	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(B+, B1)	09/15/12	8.625	366,563
150	Wheeling Island Gaming, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $102.53)	(B+, B3)	12/15/09	10.125	155,625
325	Wynn Las Vegas LLC, Global Notes (Callable 12/01/09 @ $103.31)	(B+, B2)	12/01/14	6.625	307,938
					5,215,594

Gas Distribution (3.5%)
400	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(BB-, B1)	05/20/16	7.125	388,000
700	El Paso Corp., Senior Notes	(B, B2)	05/15/11	7.000	697,375
1,000	El Paso Natural Gas Co., Global Senior Notes (Callable 08/01/07 @ $103.81)	(B, B1)	08/01/10	7.625	1,022,500
600	El Paso Performance-Link, Rule 144A, Notes‡	(B+, B2)	07/15/11	7.750	606,750
350	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	358,750
950	Williams Companies, Inc., Global Senior Unsecured Notes#	(BB-, Ba2)	03/15/12	8.125	999,875
75	Williams Companies, Inc., Rule 144A, Notes#‡	(BB-, Ba2)	10/01/10	7.508	76,500
					4,149,750

Health Services (5.2%)
125	Alderwoods Group, Inc., Global Company Guaranteed Notes (Callable 09/15/08 @ $103.88)	(B+, B2)	09/15/12	7.750	132,344
350	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B3)	03/15/15	7.250	336,437
250	Extendicare Health Services, Inc., Company Guaranteed Notes (Callable 07/01/07 @ $102.38)	(B+, B1)	07/01/10	9.500	262,188
25	Extendicare Health Services, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $103.44)	(B, B2)	05/01/14	6.875	26,125
375	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.38)	(BB+, Ba2)	08/15/14	6.750	374,531
525	HCA, Inc., Global Bonds§	(BB+, Ba2)	02/15/16	6.500	420,656
450	HCA, Inc., Notes	(BB+, Ba2)	10/01/12	6.300	379,125
350	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38)‡	(CCC+, B3)	06/15/16	10.750	336,000
425	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B-, B3)	06/15/14	8.750	410,125
75	Medquest, Inc., Series B, Global Company Guaranteed Notes (Callable 08/15/07 @ $105.94)	(CCC, Caa1)	08/15/12	11.875	70,875
425	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	406,937
100	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	105,500
175	Stewart Enterprises, Inc. Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, B1)	02/15/13	6.250	157,063
1,175	Tenet Healthcare Corp., Global Senior Notes	(B, B3)	07/01/14	9.875	1,128,000
650	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+, B3)	11/15/13	7.000	624,000
500	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	520,000
250	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	243,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$200	Ventas Realty LP, Global Senior Notes (Callable 06/01/11 @ $103.25)	(BB+, Ba2)	06/01/16	6.500	$192,500
					6,125,531

Hotels (1.0%)
200	Felcor Lodging LP, Global Company Guaranteed Notes#	(B, Ba3)	06/01/11	8.500	211,500
375	Host Marriott Corp., Global Senior Notes (Callable 11/01/08 @ $103.56)	(BB-, Ba2)	11/01/13	7.125	377,344
575	Host Marriott LP, Rule 144A, Senior Notes (Callable 06/01/11 @ $103.38)‡	(BB-, Ba2)	06/01/16	6.750	553,437
					1,142,281

Household & Leisure Products (0.5%)
80	Remington Arms Company, Inc., Global Company Guaranteed Notes (Callable 02/01/07 @ $105.25)	(CCC-, B3)	02/01/11	10.500	71,000
300	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B-, B3)	06/15/14	8.250	301,500
175	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(B-, Caa1)	01/15/14	7.875	165,813
					538,313

Leisure (0.9%)
250	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)§	(CCC-, Caa1)	07/15/11	10.500	260,000
400	Six Flags, Inc., Global Senior Notes (Callable 02/01/07 @ $102.96)§	(CCC, Caa1)	02/01/10	8.875	387,500
400	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	365,000
					1,012,500

Machinery (0.5%)
575	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB-, Ba3)	08/01/11	9.250	608,781

Media - Broadcast (1.7%)
350	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B3)	12/15/12	7.750	348,250
250	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	256,250
375	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, B3)	01/15/13	11.757	381,562
475	Nexstar Finance Holdings LLC, Global Senior Discount Notes (Callable 04/01/08 @ $105.69)+	(CCC+, Caa1)	04/01/13	0.000	383,562
300	Sinclair Broadcast Group, Inc., Series A, Global Company Guaranteed Notes (Callable 03/15/07 @ $104.00)	(B, B2)	03/15/12	8.000	304,500
325	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 03/01/07 @ $103.33)§	(CCC-, Caa2)	03/01/11	10.000	299,813
					1,973,937

Media - Cable (5.9%)
475	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC-, Caa3)	10/01/15	11.000	428,688
100	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)§	(CCC-, B3)	11/15/13	8.750	99,750
800	Charter Communications Holdings LLC, Senior Notes (Callable 04/01/07 @ $100.00)§	(CCC-, Ca)	04/01/09	8.625	672,000
1,400	Charter Communications Holdings LLC, Senior Notes (Callable 09/15/08 @ $105.12)	(CCC-, Caa1)	09/15/10	10.250	1,421,000
700	CSC Holdings, Inc., Rule 144A, Senior Notes‡	(B+, B2)	04/15/12	7.250	679,875
800	CSC Holdings, Inc., Series B, Senior Notes	(B+, B2)	04/01/11	7.625	809,000
475	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	459,562
500	EchoStar DBS Corp., Global Senior Notes	(BB-, Ba3)	10/01/11	6.375	490,000
300	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)	(B+, B2)	02/15/14	7.250	288,000
180	Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/07 @ $104.08)#	(CCC+, Caa1)	02/15/11	12.250	191,475
20	Insight Midwest/Insight Capital Corp., Global Senior Notes (Callable 11/01/06 @ $103.50)	(B, B2)	11/01/10	10.500	20,900
560	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/06 @ $101.63)	(B, B2)	10/01/09	9.750	572,600

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$500	Mediacom Broadband LLC/CRP, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B, B2)	10/15/15	8.500	$493,750
250	Mediacom LLC / Capital Corp., Senior Notes (Callable 02/15/07 @ $101.97)	(B, B3)	02/15/11	7.875	241,875
					6,868,475

Media - Services (0.3%)
438	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B-, B3)	12/15/14	0.000	318,645

Metal & Mining - Excluding Steel (0.6%)
100	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/15	6.375	97,487
600	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/35	7.500	596,693
					694,180

Non-Food & Drug Retailers (2.7%)
300	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(B-, B3)	02/15/12	9.000	301,500
350	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50)§	(B, B3)	06/15/12	9.000	354,375
200	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(B, B3)	10/15/12	12.000	182,000
375	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)§	(B-, B3)	06/01/12	8.375	330,938
350	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(CCC+, Caa1)	12/01/10	8.500	338,625
350	GSC Holdings Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(B+, Ba3)	10/01/12	8.000	357,000
450	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	479,812
553	PCA LLC, Global Senior Notes	(C, Ca)	08/01/09	11.875	116,130
350	Rent-Way, Inc., Global Secured Notes	(B-, B3)	06/15/10	11.875	362,250
375	Stripes Acquisition LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B, B2)	12/15/13	10.625	395,625
					3,218,255

Office Equipment (0.9%)
250	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)§	(BB, Ba2)	09/15/15	7.750	248,750
850	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)	(BB+, Ba2)	06/15/13	7.625	862,750
					1,111,500

Oil Field Equipment & Services (0.5%)
300	Parker Drilling Co., Global Senior Notes (Callable 10/01/08 @ $104.81)	(B-, B2)	10/01/13	9.625	327,000
250	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	253,750
					580,750

Oil Refining & Marketing (0.8%)
350	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+, B1)	10/01/11	6.625	341,250
400	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B-, B3)	05/15/14	8.000	400,000
162	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B-, B3)	05/15/12	11.000	175,770
					917,020

Packaging (3.3%)
125	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB, Ba2)	03/15/18	6.625	118,438
300	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B-, B3)	07/15/12	10.750	329,250
650	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC, Caa3)	12/01/12	11.000	497,250
250	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+, B3)	03/01/16	10.250	244,375

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Packaging
$230	Crown Americas, Rule 144A, Senior Notes (Callable 11/15/10 @ $103.88)‡	(B, B1)	11/15/15	7.750	$227,988
425	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa2)	10/15/14	9.875	415,437
200	Intertape Polymer US, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25)	(B-, B3)	08/01/14	8.500	186,000
325	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B2)	05/15/13	8.250	330,687
300	Plastipak Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.25)‡	(B, B2)	12/15/15	8.500	298,500
750	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56)§	(NR, NR)	09/01/09	11.125	705,000
575	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(B-, Caa1)	02/15/14	8.500	500,250
					3,853,175

Pharmaceuticals (0.3%)
400	Athena Neurosciences Finance LLC, Company Guaranteed Notes	(B, B3)	02/21/08	7.250	400,000

Printing & Publishing (3.0%)
325	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC, Caa1)	05/01/09	10.250	305,094
375	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)§	(CCC+, Caa2)	07/15/12	9.250	370,312
150	Cenveo Corp., Rule 144A, Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)‡	(B-, B3)	12/01/13	7.875	146,625
250	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B3)	11/15/13	0.000	207,500
250	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B, B3)	11/15/13	8.000	251,250
325	Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @ $105.75)+	(CCC+, Caa2)	10/15/13	0.000	270,563
450	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)	(CCC+, Caa1)	02/01/13	9.875	468,562
800	R.H. Donnelley Corp., Series A-1, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, Caa1)	01/15/13	6.875	730,000
325	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B, Caa1)	01/15/13	6.875	296,563
200	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, Caa1)	01/15/16	8.875	200,250
325	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)§	(CCC, Caa2)	06/15/09	10.875	323,781
					3,570,500

Railroads (0.1%)
150	Kansas City Southern Railway, Global Company Guaranteed Notes	(B+, B2)	10/01/08	9.500	157,875

Restaurants (0.7%)
100	Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/07 @ $103.75)	(CCC, B3)	07/15/10	11.250	106,000
375	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(CCC+, Caa1)	10/01/12	10.000	378,750
330	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/06 @ $101.83)§	(CCC+, Caa2)	09/15/09	11.000	334,950
					819,700

Software/Services (1.6%)
300	Activant Solutions, Inc. Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75)‡	(CCC+, Caa1)	05/01/16	9.500	285,000
705	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.56)	(B-, B3)	08/15/13	9.125	723,506
325	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	331,094
535	UGS Capital Corp. II, Rule 144A, Senior Notes (Callable 12/01/06 @ $100.00)‡#	(B-, Caa1)	06/01/11	10.380	532,325
					1,871,925

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Steel Producers/Products (1.5%)
$500	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)	(B+, B1)	06/15/12	7.750	$495,000
325	Edgen Acquisition Corp., Global Secured Notes (Callable 02/01/08 @ $104.94)§	(B-, B3)	02/01/11	9.875	323,375
325	International Steel Group, Inc., Global Senior Notes	(BBB-, Ba1)	04/15/14	6.500	308,750
300	RathGibson, Inc., Rule 144A, Senior Notes (Callable 02/15/10 @ $105.62)‡	(B-, B2)	02/15/14	11.250	312,000
333	WCI Steel Acquisition, Inc., Senior Notes	(NR, NR)	05/01/16	8.000	329,997
1,000	WCI Steel EscrowØ	(NR, NR)	12/01/04	10.000	43,900
					1,813,022

Support-Services (4.2%)
400	Allied Security Escrow, Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	394,000
175	Avis Budget Car Rental, Rule 144A, Senior Notes (Callable 05/15/08 @ $103.00)#‡	(BB-, Ba3)	05/15/14	7.550	177,187
100	Avis Budget Car Rental, Rule 144A, Senior Notes (Callable 05/15/10 @ $103.81)‡	(BB-, Ba3)	05/15/14	7.625	98,500
400	Brand Services, Inc., Global Company Guaranteed Notes (Callable 10/15/07 @ $106.00)	(CCC+, Caa1)	10/15/12	12.000	452,512
400	Corrections Corporation of America, Senior Notes, (Callable 05/01/07 @ $103.75)	(BB-, Ba3)	05/01/11	7.500	406,000
150	Education Management LLC, Rule 144A, Senior Notes (Callable 06/01/10 @ $104.38)‡	(CCC+, B3)	06/01/14	8.750	151,125
175	Education Management LLC, Rule 144A, Senior Subordinated Notes (Callable 06/01/11 @ $105.13)‡	(CCC+, Caa1)	06/01/16	10.250	177,625
450	Hertz Corp., Rule 144A, Senior Notes (Callable 01/01/10 @ $104.44)‡	(B, B1)	01/01/14	8.875	471,375
400	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B-, Caa1)	01/01/16	6.625	368,000
500	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)+	(B-, Caa1)	05/15/13	0.000	427,500
450	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)§	(B, Caa1)	05/15/12	9.625	447,750
75	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	76,313
350	Rural/Metro Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $104.94)§	(CCC+, Caa1)	03/15/15	9.875	360,500
525	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.25)	(B+, B3)	02/15/12	6.500	498,750
125	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, Caa1)	02/15/14	7.000	115,000
350	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B3)	10/01/15	8.500	352,625
					4,974,762

Telecom - Fixed Line (1.0%)
775	Level 3 Communications, Inc., Convertible Notes§	(CCC-, Ca)	03/15/10	6.000	659,719
275	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 10/15/07 @ $105.38)	(CCC-, Caa1)	10/15/11	10.750	289,437
275	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	283,938
					1,233,094

Telecom - Integrated/Services (4.2%)
300	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B3)	01/15/14	8.375	295,500
650	Citizens Communications Co., Senior Notes	(BB+, Ba3)	01/15/13	6.250	622,375
200	Hawaiian Telcom Communications, Inc., Global Company Guaranteed Notes (Callable 05/01/09 @ $104.88)§	(CCC+, B3)	05/01/13	9.750	205,000
175	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC+, Caa1)	05/01/15	12.500	185,500
300	Hughes Network Systems LLC, Rule 144A, Senior Notes (Callable 04/15/10 @ $104.75)‡	(B-, B1)	04/15/14	9.500	300,000
225	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	226,688
600	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B+, B1)	08/15/14	9.000	612,750

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Integrated/Services
$675	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B, B2)	02/15/11	7.250	$666,562
525	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)§	(B, B2)	02/15/14	7.500	517,125
200	Qwest Corp., Global Senior Notes	(BB, Ba3)	09/01/11	7.875	208,000
750	Qwest Corp., Global Senior Notes	(BB, Ba3)	06/15/15	7.625	765,937
150	Windstream Corp., Rule 144A, Senior Notes‡	(BB-, Ba3)	08/01/13	8.125	156,750
150	Windstream Corp., Rule 144A, Senior Notes (Callable 08/01/11 @ $104.31)‡	(BB-, Ba3)	08/01/16	8.625	156,750
					4,918,937

Telecom - Wireless (2.0%)
575	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B3)	06/15/13	10.125	609,500
265	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(CCC, B2)	11/01/12	9.875	283,550
275	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC, Caa2)	10/01/13	8.875	273,625
250	Horizon PCS, Inc., Global Company Guaranteed Notes (Callable 07/15/08 @ $105.69)	(B-, B3)	07/15/12	11.375	281,875
175	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)§	(CCC, Caa1)	02/01/10	9.875	182,000
375	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 11/01/07 @ $102.00)§#	(CCC, Caa2)	11/01/12	10.899	390,000
350	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC-, Caa2)	06/01/13	8.500	328,125
					2,348,675

Theaters & Entertainment (0.8%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 02/01/07 @ $104.94)§	(CCC+, B3)	02/01/12	9.875	152,063
350	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B3)	03/01/14	8.000	325,500
154	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/07 @ $100.00)§	(CCC+, B3)	02/01/11	9.500	154,000
100	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.50)	(B-, B3)	02/01/13	9.000	105,250
250	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+	(B-, Caa1)	03/15/14	9.750	197,500
					934,313

Tobacco (0.3%)
350	Reynolds American, Inc., Rule 144A, Secured Notes‡	(BB, Ba2)	06/01/13	7.250	355,179

Transportation - Excluding Air/Rail (0.6%)
162	H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50)+	(CCC+, Caa2)	04/01/13	0.000	141,345
500	Overseas Shipholding Group, Inc., Global Senior Notes (Callable 03/15/08 @ $104.12)	(BB+, Ba1)	03/15/13	8.250	520,000
					661,345

TOTAL CORPORATE BONDS (Cost $102,295,718)					101,907,943

ASSET BACKED SECURITIES (0.3%)
375	Park Place Securities, Inc., Rule 144, Series 2004-WCW2, Class M10‡# (Cost $340,496)	(BB+, Ba1)	10/25/34	8.135	353,114

MORTGAGE BACKED SECURITIES (0.3%)
325	Bank of America Large Loan, Inc., Rule 144A, Series 2006, Class M‡# (Cost $325,000)	(BB, Ba2)	02/09/21	6.995	326,017

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS (9.8%)
Apparel (0.2%)
$150	IT Holding Finance SA, Rule 144A, Senior Notes (Luxembourg)‡	(CCC+, Caa1)	11/15/12	9.875	$174,434

Building Materials (0.3%)
1,025	Maax Holdings, Inc., Global Senior Discount Notes (Callable 12/15/08 @ $105.63) (Canada)§+	(CCC-, Caa3)	12/15/12	0.000	399,750

Chemicals (0.9%)
325	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @104.19) (Luxembourg)‡§	(B-, B2)	08/15/15	8.375	317,281
500	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B2)	02/15/16	8.500	471,250
276	Rhodia SA, Global Senior Notes (France)	(CCC+, B3)	06/01/10	10.250	300,150
					1,088,681

Electronics (1.0%)
175	Avago Technologies Finance, Rule 144A, Senior Subordinated Notes (Callable 12/01/10 @ $105.94) (Singapore)‡§	(CCC+, Caa2)	12/01/15	11.875	189,875
300	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)§	(B, B2)	07/01/11	7.875	298,500
275	Sensata Technologies BV, Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.50) (Netherlands)‡	(B-, Caa1)	05/01/16	9.000	350,169
400	STATS ChipPAC, Ltd., Global Company Guaranteed Notes (Callable 11/15/08 @ $103.38) (Singapore)	(BB, Ba2)	11/15/11	6.750	375,000
					1,213,544

Energy - Exploration & Production (0.3%)
400	Harvest Operations Corp., Global Senior Notes (Callable 10/15/08 @ $103.94) (Canada)	(B-, B3)	10/15/11	7.875	385,000

Food & Drug Retailers (0.5%)
650	Jean Coutu Group (PJC), Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B-, Caa2)	08/01/14	8.500	610,187

Forestry & Paper (1.3%)
650	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B+, B1)	06/15/11	7.750	598,000
1	Ainsworth Lumber Company, Ltd., Yankee Senior Notes (Canada)	(B+, NR)	07/15/07	12.500	529
325	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B+, B1)	11/15/11	7.950	310,375
575	JSG Funding PLC, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B-, B3)	10/01/12	9.625	598,000
130	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 06/30/07 @ $100.00) (Canada)§	(CCC-, Ca)	06/30/09	8.625	70,525
					1,577,429

Gaming (0.4%)
450	Kerzner International, Ltd., Global Senior Subordinated Notes (Callable 10/01/10 @ $103.38) (Bahamas)	(B, B2)	10/01/15	6.750	475,875

Leisure (0.7%)
300	Intrawest Corp., Global Senior Notes (Callable 10/15/08 @ $103.75) (Canada)	(B+, B1)	10/15/13	7.500	300,375
500	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)	(B+, B2)	07/15/14	10.625	490,000
					790,375

Media - Cable (1.1%)
275	Kabel Deutschland GmbH, Rule 144A, Senior Notes (Callable 07/01/09 @ $105.31) (Germany)‡	(B-, B2)	07/01/14	10.625	292,875
300	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	305,250
250	Ono Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/09 @ $105.25) (United Kingdom)‡	(CCC+, B3)	05/15/14	10.500	335,787
250	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	304,681
					1,238,593

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Metal & Mining - Excluding Steel (0.0%)
$350	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Callable 10/16/06 @ $100.00) (Canada)ø^	(NR, NR)	02/01/08	10.750	$0

Oil Field Equipment & Services (0.4%)
500	Titan Petrochemicals Group, Ltd., Rule 144A, Company Guaranteed Notes (Bermuda)‡	(B+, B1)	03/18/12	8.500	417,500

Packaging (0.3%)
250	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany)‡	(B-, Caa1)	03/01/15	7.875	317,442

Pharmaceuticals (0.1%)
150	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B, B3)	11/15/11	7.750	144,750

Support-Services (0.3%)
350	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B2)	08/01/15	8.625	347,375

Telecom - Integrated/Services (1.4%)
250	Hellas Telecom V, Rule 144A Secured Notes (Callable 10/15/06 @ $102.00) (Luxembourg)#‡	(CCC+, Caa1)	10/15/12	6.590	328,210
325	Intelsat, Ltd., Global Senior Notes (Callable 01/15/09 @ $104.13) (Bermuda)#	(B+, B2)	01/15/13	8.250	319,312
475	Intelsat, Ltd., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.62) (Bermuda)‡	(B, Caa1)	06/15/16	11.250	482,125
350	Nordic Telephone Co. Holdings, Rule 144A, Notes (Callable 05/01/07 @ $102.00) (Denmark)‡#	(B, B2)	05/01/16	8.324	466,752
					1,596,399

Telecom - Wireless (0.1%)
125	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB, Ba2)	05/01/11	9.625	138,750

Telecommunication Equipment (0.1%)
150	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)#‡	(B-, B3)	07/15/11	9.730	151,500

Transportation - Excluding Air/Rail (0.4%)
450	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB-, Ba3)	12/01/16	7.000	420,750

TOTAL FOREIGN BONDS (Cost $12,203,323)					11,488,334

Number of
Shares		Value

COMMON STOCKS (1.2%)
Chemicals (0.1%)
9,785	Huntsman Corp.*	156,071

Electric - Integrated (0.5%)
22,240	Mirant Corp.*	590,917

Food - Wholesale (0.3%)
352	Crunch Equity Holding LLC, Class A*	334,369

Steel Producers/Products (0.3%)
10,084	WCI Steel Acquisition, Inc.*	287,394

TOTAL COMMON STOCKS (Cost $1,170,560)		1,368,751

Number of
Shares		Value

PREFERRED STOCK (0.0%)
Media - Broadcast (0.0%)
1	ION Media Networks, Inc.* (Cost $7,054)	$8,918

WARRANTS (0.0%)
Chemicals (0.0%)
155	AGY Holding Corp., strike price $0.01 expires 01/02/10*^	2

Telecom - Fixed Line (0.0%)
100	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^	0

TOTAL WARRANTS (Cost $2,502)		2

SHORT-TERM INVESTMENT (21.1%)
24,746,245	State Street Navigator Prime Portfolio§§ (Cost $24,746,245)	24,746,245

TOTAL INVESTMENTS AT VALUE (119.5%) (Cost $141,090,898)		140,199,324

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.5%)		(22,842,415)

NET ASSETS (100.0%)		$117,356,909

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Purchased/(Sold)	Contract Amount	Contract Value	Unrealized Gain (Loss)
European Economic Unit	09/26/06	€(1,826,000)	$(2,310,529)	$(2,338,865)	$(28,336)

INVESTMENT ABBREVIATION

NR=Not Rated

†                              Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡                              Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $19,184,033 or 16.3% of net assets.

^                              Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#                             Variable rate obligations – The interest rate shown is the rate as of July 31, 2006.

+                             Step Bond – The interest rate is as of July 31, 2006 and will reset at a future date.

Ø         Bond is currently in default.

*                             Non-income producing security.

§                             Security or portion thereof is out on loan.

§§       Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $141,090,898, $2,659,985, $(3,551,559) and $(891,574), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006